Share capital, stock options and other stock-based plans (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
A continuity of the Units issued under the Westport Omnibus Plan are as follows:

	December 31
	2025		2024		2023
	Number of Units	Weighted average grant date fair value (CDN $)	Number of Units	Weighted average grant date fair value (CDN $)	Number of Units	Weighted average grant date fair value (CDN $)
Outstanding, beginning of year	524,322	$11.75	478,643	$15.68	$317,432	$24.15
Granted	427,691	3.28	224,050	8.23	435,128	13.78
Vested and exercised	(92,279)	6.28	(108,432)	15.85	(44,186)	38.76
Forfeited/expired	(146,673)	11.83	(69,939)	20.95	(229,731)	19.26
Outstanding, end of year	713,061	$11.51	524,322	$11.75	$478,643	$15.68
Units outstanding and exercisable, end of year	491	$31.07	310	$37.2	$—	$—

	December 31,
	2025	2024	2023
Restricted Share Units ("RSUs")	—	104,215	147,557
Performance Share Units ("PSUs")	290,540	—	185,365
Deferred Share Units ("DSUs")	137,151	119,835	102,206
Total units granted during the year	427,691	224,050	435,128

Schedule of Share Based Compensation Arrangement by Share Based Payment Award Intrinsic Value	The aggregate intrinsic value of the Company’s share units are as follows:

	December 31,
In Canadian dollars	2025	2024	2023
Share units:
Outstanding	$1,546	$2,693	$3,283
Exercisable	—	—	—
Exercised	200	555	386

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs
Stock-based compensation associated with the Unit plans is included in operating expenses as follows:

	Years ended December 31,
	2025	2024	2023
Cost of revenue	$—	$63	$26
Research and development	39	229	570
General and administrative	346	895	1,806
Sales and marketing	22	170	228
	$407	$1,357	$2,630

	Years ended December 31,
	2025	2024	2023
Stock-based compensation - equity or cash settled	$484	$1,066	$1,727
Stock-based compensation - cash settled only	(77)	291	903
	$407	$1,357	$2,630